Other current assets (Tables)	12 Months Ended
Dec. 31, 2020
Other current assets
Schedule of Other Current Assets

	31 December	31 December
	2020	2019
Receivables from the Ministry of Transport and Infrastructure of Turkey	224,563	669,621
Prepaid expenses	163,657	135,881
VAT receivable	49,490	109,777
Advances given to suppliers	48,141	90,454
Receivables from tax office	20,864	99,882
Other advances given	—	65,263
Other	52,271	156,126
	558,986	1,327,004